Investment Strategy - Defiance Daily Target 2X Long VAVX ETF	May 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve two times (200%) the daily percentage change in the share price of the Underlying Security by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to achieve this daily percentage change for a single day, and not for any other period. A “single day” means the period “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Underlying Security. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

At the end of each day, the Fund’s swaps and options are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure for the Fund equal to approximately 200% of the Underlying Security’s share price. This daily rebalancing is expected to result in high portfolio turnover.

For examples of a hypothetical investment in the Fund, see the section in the Fund’s Prospectus titled see “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Underlying Security volatility; b) the Underlying Security’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

Cayman Subsidiary

The Fund intends to gain 2X daily exposure to the performance of the Underlying Security either through direct investments or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of investments (such as commodity-linked swaps seeking 2X daily exposure to VAVX) that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund, will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for its derivatives positions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to help it meet its daily investment objective of seeking, before fees and expenses, twice (2x) the daily performance of the Underlying Security. Entry into such agreements allows the Fund to maintain the desired level of leveraged exposure to the Underlying Security and also maintain its tax status as a RIC on days in and around quarter-end. Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Fund Attributes

The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares. The Fund is expected to allocate between 40% and 60% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate. Due to the Fund’s investment strategy, the Fund will have economic exposure that is concentrated (i.e., more than 25% of its total assets) to approximately the same extent that its Underlying Security concentrates in a particular industry or group of related industries. As of the date of this Prospectus, the Fund’s Underling Security is assigned to the alternative/digital assets industry category due to its economic exposure to the digital commodity Avalanche (“AVAX”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security’s shares over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and because of daily rebalancing, the Underlying Security’s shares’ volatility and the effects of compounding, the Fund may lose money over time while the Underlying Security’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

The VanEck Avalanche ETF (“VAVX”)

VAVX is an exchange traded product (“ETP”), organized as a Delaware statutory trust, offering direct investment exposure to the price of the digital asset AVAX. VAVX’s investment objective is to reflect the performance of the price of AVAX, the native token of the Avalanche Network, and to provide potential rewards from staking a portion of VAVX’s holdings of AVAX. VAVX is a passive investment vehicle that does not seek to pursue any investment strategy beyond reflecting the performance of the price of AVAX and any rewards from staking a portion of its holdings of AVAX. VAVX is not registered as an investment company under the 1940 Act and is not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (“CEA”), and its sponsor is not subject to regulation by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading adviser.

VAVX’s registration statement for its initial public offering was filed with the U.S. Securities and Exchange Commission on Form S-1 under Registration No. 333-285831 and became effective as of January 23, 2026. VAVX is subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), filing reports with the SEC under Commission File No. 001-43064. Information provided to or filed with the SEC by VAVX pursuant to the Exchange Act can be located by reference to the foregoing number through the SEC’s website at www.sec.gov. In addition, information regarding VAVX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The information in this prospectus regarding VAVX comes from its filings with the SEC. You are urged to refer to the SEC filings made by VAVX and to other publicly available information to obtain an understanding of VAVX’s business and financial prospects. The description of VAVX’s principal investment strategies contained herein was taken directly from VAVX’s prospectus, dated January 23, 2026, as supplemented.

This document relates only to the securities offered hereby and does not relate to the shares of VAVX or other securities of VAVX. The Fund has derived all disclosures contained in this document regarding VAVX from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to VAVX. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding VAVX are accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of VAVX (and therefore the share price of VAVX at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning VAVX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of VAVX.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH VAVX OR ITS SPONSOR, VANECK DIGITAL ASSETS LLC (“VANECK”). THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, VAVX OR VANECK.

Moreover, VanEck has not participated in the development of the Fund’s investment strategy. VanEck does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. VanEck does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by VanEck or VAVX.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by VanEck or VAVX, or their affiliates. All rights in the trademarks are reserved by their respective owners.

The Fund does not invest directly in AVAX or any other digital asset but instead seeks indirect exposure to the returns of AVAX through investments in swaps and options as described above. Investors seeking direct exposure to the price of AVAX or any other digital asset should consider an investment other than the Fund.

The Avalanche Network and AVAX

AVAX is a digital asset that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a dispersed network of computers that operates on cryptographic protocols based on open-source code. No single entity is known to own or operate the Avalanche Network on a day-to-day basis, the infrastructure of which is understood to be collectively maintained by a global user base. The Avalanche Network allows people to exchange tokens of value, called AVAX, which are recorded on a public transaction ledger known as a blockchain. AVAX can be used to pay for goods and services, including computational power on the Avalanche Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Trading Platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Avalanche Network was designed to allow users to write and implement smart contracts. A smart contract is a self-executing, automated agreement stored on a blockchain, where the terms are written directly into code. A smart contract automatically enforces and executes actions – like transferring funds or assets – when predetermined conditions are met, eliminating the need for middlemen or third-party oversight. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than AVAX on the Avalanche Network. Smart contract operations are executed on the Avalanche blockchain in exchange for payment of AVAX. Similar to the Ethereum Network, the Avalanche Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer exchange of value (i.e., money) system. For more information about the Avalanche Network and AVAX, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – The Avalanche Network and AVAX.”

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Underlying Security’s shares.